Taxation (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movements of valuation allowance
Balance at beginning of the year	(13,652)	(6,755)	(5,786)
Provision for the year	(3,663)	(6,897)	(969)
Balance at end of the year	(17,315)	(13,652)	(6,755)
Maximum
Income tax valuation allowance
Deductible advertising expenses as percentage of revenues	15.00%
Minimum
Income tax valuation allowance
Expected future advertising expenses as percentage of revenues	15.00%